Related Party Transactions (Tables)	3 Months Ended
Jul. 31, 2024
Related party transactions [abstract]
Schedule of Schedule of Compensation For Key Management

(in thousands)	2024 $	2023 $
Salaries and other short-term benefits	613	647
Severance (included in salaries)	—	60
Share-based payments	116	516
Director compensation (included in salaries)	84	71
	813	1,294